Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Research and Development Expenses.
Employee compensation	¥ 2,079,948		¥ 580,157	¥ 461,922
Design and development expenses	1,003,567		431,996	603,332
Depreciation and amortization expenses	54,110		44,977	39,648
Rental and related expenses	52,985		18,818	14,269
Travel expenses	52,307		9,360	21,815
Others	43,472		14,549	28,154
Total	¥ 3,286,389	$ 515,706	¥ 1,099,857	¥ 1,169,140